NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013
Numerator
Net loss		$ (6,580)		$ (5,542)		$ (27,277)	$ (15,132)
Preferred stock dividend		828		26		875	38
Net loss applicable to common stockholders		$ (7,408)		$ (5,568)		$ (28,152)	$ (15,170)
Denominator
Common stock - basic (in shares)		959,737,290		630,720,618		738,950,704	450,931,510
Common shares equivalents (in shares)		125,031,526	[1]	0	[1]	49,983,274	0
Weighted Average Number of Shares Outstanding, Diluted		1,084,768,816		630,720,618		788,933,978	450,931,510
Basic and diluted net loss per common share (in dollars per share)		$ (0.01)		$ (0.01)		$ (0.04)	$ (0.03)
Potentially dilutive securities:
Outstanding common stock options		56,916,000	[2]	18,296,000	[2]	30,196,127	6,941,288
Outstanding preferred stock options		2,488,000	[2]	2,488,000	[2]	2,487,500	2,287,500
Warrants		45,861,000	[2]	69,553,000	[2]	46,636,722	84,553,306
Related party liabilities		5,070,000	[2]	3,214,000	[2]	3,070,663	3,107,356
Convertible promissory note(s)		0	[2]	5,655,000	[2]	0	6,325,000
Convertible preferred stock	[2]	750,000		750,000
8% Senior Convertible Debentures [Member]
Potentially dilutive securities:
Convertible promissory note(s)		0		8,776,000		0	75,000,000
Series C Preferred Stock [Member]
Potentially dilutive securities:
Convertible preferred stock						750,000	750,000
Series D Preferred Stock [Member]
Potentially dilutive securities:
Convertible preferred stock						43,310,900	43,310,900
Series E Preferred Stock [Member]
Potentially dilutive securities:
Convertible preferred stock						56,250,000	0

[1]	Preferred Stock Series D and E are participating securities; therefore we utilize the two class method of computing net loss per share.
[2]	The impact of stock options, warrants, convertible debt instruments and convertible preferred stock that does not have participation rights is anti-dilutive in a period of loss from continuing operations.